Share Capital and Other Components of Equity - Summary of Company's Restricted Stock Units (RSU's) (Detail) - Omnibus Incentive Plan [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Unvested Restricted Stock Units Roll Forward [Line Items]
Number of RSUs, Outstanding | shares	0
Number of RSUs, Granted | shares	1,254,600
Number of RSUs, Settled | shares	(45,000)
Number of RSUs, Outstanding | shares	1,209,600
Weighted average fair value, Outstanding | $ / shares	$ 0
Weighted average fair value, Granted | $ / shares	8.64
Weighted average fair value, Settled | $ / shares	8.78
Weighted average fair value, Outstanding | $ / shares	$ 8.63